Note 13 - Stock Incentive Plan (Details) - Summary of the Status of Unvested Shares and Changes (USD $)	12 Months Ended
Dec. 31, 2013
Summary of the Status of Unvested Shares and Changes [Abstract]
Shares	626,400
Weighted Average Grant Date Fair Value	$ 1.6
Granted	450,000
Granted	1.13
Vested	(403,650)
Vested	1.86
Forfeited	(10,500)
Forfeited	1.13
Shares	662,250
Weighted Average Grant Date Fair Value	$ 1.13